Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives Of Property, Plant And Equipment

Depreciation is computed by the straight-line method over the estimated useful lives of the assets, as follows:

Years
Gathering systems and pipelines	20
Facilities and equipment	20
Buildings, rights-of-way and easements	20 – 40
Office furniture and fixtures	5 – 10
Vehicles	5

Intangible Assets, Useful life

Certain intangible assets are amortized on a straight-line basis over their estimated economic lives, as follows:

Weighted- Average Life (years)
Customer accounts	20
Covenants not to compete	5
Trademarks	6 - 8

Intangible assets consisted of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Customer accounts	$541.9	$583.7	$541.9	$583.7
Covenants not to compete	1.0	6.6	1.0	5.6
Gas gathering, compression and processing contracts	325.2	325.2	325.2	325.2
Acquired storage contracts	—	29.0	—	29.0
Trademarks	30.5	31.3	15.0	15.8

	898.6	975.8	883.1	959.3
Less: accumulated amortization	241.2	206.6	230.2	197.9

Total intangible assets, net	$657.4	$769.2	$652.9	$761.4

The following table summarizes the total of accumulated amortization of intangible assets by the type of intangible asset at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Customer accounts	$162.4	$130.1	$162.4	$130.1
Covenants not to compete	—	2.5	—	1.7
Gas gathering, compression and processing contracts	63.2	44.3	63.2	44.3
Acquired storage contracts	—	18.5	—	18.5
Trademarks	15.6	11.2	4.6	3.3

Total accumulated amortization	$241.2	$206.6	$230.2	$197.9

Schedule of Goodwill

The following table summarizes the goodwill of our various reporting units (in millions):

	Goodwill Impairments during the Year Ended December 31, 2014	Goodwill at January 1, 2015	Goodwill Impairments during the Year Ended December 31, 2015	Goodwill at December 31, 2015	Impact of Deconsolidation of NE S&T Assets during the Year Ended December 31, 2016	Goodwill Impairments during the Year Ended December 31, 2016	Goodwill Additions during the Year Ended December 31, 2016(1)	Goodwill at December 31, 2016
G&P
Fayetteville	$4.3	$72.5	$72.5	$—	$—	$—	$—	$—
Granite Wash	14.2	—	—	—	—	—	—	—
Marcellus	—	8.6	—	8.6	—	8.6	—	—
Arrow	—	45.9	—	45.9	—	—	—	45.9
S&T
Northeast Storage and Transportation	—	726.3	—	726.3	726.3	—	—	—
COLT	—	668.3	623.4	44.9	—	44.9	—	—
MS&L
West Coast	—	85.9	85.9	—	—	—	2.4	2.4
Supply and Logistics	—	266.2	99.0	167.2	—	65.5	—	101.7
Storage and Terminals	—	104.2	53.7	50.5	—	14.1	—	36.4
US Salt	2.2	12.6	—	12.6	—	—	—	12.6
Trucking	—	177.9	148.4	29.5	—	29.5	—	—
Watkins Glen	28.1	66.2	66.2	—	—	—	—	—

Total Crestwood Midstream	$48.8	$2,234.6	$1,149.1	$1,085.5	$726.3	$162.6	$2.4	$199.0

Barnett (G&P)	—	257.2	257.2	—	—	—	—	—

Total Crestwood Equity	$48.8	$2,491.8	$1,406.3	$1,085.5	$726.3	$162.6	$2.4	$199.0

(1)	In December 2016, we acquired four NGL terminals for our MS&L segment for approximately $7.2 million with total goodwill of approximately $2.4 million. This acquisition was not material to our consolidated financial statements as of and for the year ended December 31, 2016.

Schedule of Goodwill

The following table summarizes goodwill impairments of certain of our reporting units recorded during the three months ended March 31, 2016 (in millions):

Gathering and Processing
Marcellus	$8.6
Storage and Transportation
COLT	13.7
Marketing, Supply and Logistics
Supply and Logistics	65.5
Storage and Terminals	14.1
Trucking	7.8

Total	$109.7